LINES OF CREDIT (Details Narrative) - Loan Agreement [Member] - USD ($)	1 Months Ended
	Apr. 30, 2022	Jun. 13, 2023	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,500,000
Long-Term Line of Credit			$ 1,108,851
Repayments of Lines of Credit	$ 21,872
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding		$ 2,000,000
Share Price		$ 0.75